Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Kongsberg Gruppen ASA	10,535	$157,632

Airlines — 0.4%
Norwegian Air Shuttle ASA(a)(b)	20,236	86,397

Banks — 15.9%
DNB ASA	151,811	2,551,722
Norwegian Finans Holding ASA(a)	18,666	184,236
Sbanken ASA(c)	12,601	93,725
SpareBank 1 Nord Norge	19,742	154,770
Sparebank 1 Oestlandet	5,340	51,663
SpareBank 1 SMN	22,971	239,198
SpareBank 1 SR-Bank ASA	24,472	258,150

		3,533,464

Chemicals — 5.6%
Borregaard ASA	19,543	198,409
Elkem ASA(c)	22,373	51,744
Yara International ASA	26,429	997,229

		1,247,382

Commercial Services & Supplies — 2.2%
Tomra Systems ASA	16,268	485,058

Construction & Engineering — 0.7%
Veidekke ASA	12,264	159,665

Consumer Finance — 0.3%
Axactor SE(a)	20,146	35,875
B2Holding ASA	31,088	29,115

		64,990

Diversified Financial Services — 1.0%
Aker ASA, Class A	4,148	225,200

Diversified Telecommunication Services — 9.5%
Telenor ASA	115,945	2,117,567

Electric Utilities — 0.1%
Fjordkraft Holding ASA(c)	4,944	27,378

Electrical Equipment — 0.5%
NEL ASA(a)	127,058	109,335

Energy Equipment & Services — 6.8%
Aker Solutions ASA(a)	30,151	71,927
Borr Drilling Ltd.(a)(b)	13,312	86,568
BW Offshore Ltd.(a)	15,536	102,987
Kvaerner ASA	18,961	24,974
Northern Drilling Ltd.(a)	11,332	24,855
Ocean Yield ASA	13,102	68,572
Odfjell Drilling Ltd.(a)(b)	15,695	43,355
PGS ASA(a)	59,376	100,350
Subsea 7 SA	42,414	444,514
TGS NOPEC Geophysical Co. ASA	19,103	544,490

		1,512,592

Food Products — 19.4%
Austevoll Seafood ASA	16,942	162,253
Bakkafrost P/F	7,279	488,449
Grieg Seafood ASA	8,351	127,583
Leroy Seafood Group ASA	51,346	325,038
Mowi ASA	68,650	1,704,025
Norway Royal Salmon ASA	2,191	57,049

Security	Shares	Value

Food Products (continued)
Orkla ASA	108,046	$1,047,189
Salmar ASA	8,716	415,471

		4,327,057

Independent Power and Renewable Electricity Producers — 0.9%
Scatec Solar ASA(c)	16,424	195,634

Insurance — 5.7%
Gjensidige Forsikring ASA	33,921	638,855
Protector Forsikring ASA(a)(b)	13,647	71,720
Storebrand ASA	78,483	562,784

		1,273,359

Interactive Media & Services — 0.8%
Adevinta ASA(a)	16,550	172,516

IT Services — 1.4%
Atea ASA	15,469	213,317
Evry A/S(c)	24,668	97,766

		311,083

Marine — 1.0%
Golden Ocean Group Ltd.	18,509	108,929
Stolt-Nielsen Ltd.	5,889	70,466
Wallenius Wilhelmsen ASA	17,603	40,062

		219,457

Media — 1.9%
Schibsted ASA, Class B	16,591	428,034

Metals & Mining — 3.3%
Norsk Hydro ASA	205,688	728,091

Multiline Retail — 0.4%
Europris ASA(c)	26,407	92,214

Oil, Gas & Consumable Fuels — 18.5%
Aker BP ASA	18,392	527,819
BW LPG Ltd.(c)	17,736	153,391
DNO ASA	125,629	142,959
Equinor ASA	164,960	3,041,414
Flex LNG Ltd.(a)(b)	3,926	37,258
Frontline Ltd./Bermuda(a)	17,412	191,711
Hoegh LNG Holdings Ltd.	10,662	38,610

		4,133,162

Real Estate Management & Development — 1.9%
Entra ASA(c)	21,856	332,245
Selvaag Bolig ASA	14,129	97,419

		429,664

Semiconductors & Semiconductor Equipment — 0.7%
Nordic Semiconductor ASA(a)	26,239	151,857

Specialty Retail — 0.2%
XXL ASA(a)(c)	19,376	33,326

Total Common Stocks — 99.8% (Cost: $26,919,316)		22,222,114

Rights

Food Products — 0.0%
Bakkafrost P/F, (Expires 12/05/19)(a)(d)	217	2,780

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 0.0%
XXL ASA(a)	1,795	$164

Total Rights — 0.0% (Cost: $0)		2,944

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(e)(f)(g)	331,589	331,721
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(e)(f)	8,000	8,000

		339,721

Total Short-Term Investments — 1.5% (Cost: $339,665)		339,721

Total Investments in Securities — 101.3% (Cost: $27,258,981)		22,564,779

Other Assets, Less Liabilities — (1.3)%		(279,303)

Net Assets — 100.0%		$22,285,476

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	337,669	(6,080)	331,589	$331,721	$3,547	(a)	$(19)	$(9)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	(2,000)	8,000	8,000	52		—	—

				$339,721	$3,599		$(19)	$(9)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,222,114	$—	$—	$22,222,114
Rights	—	164	2,780	2,944
Money Market Funds	339,721	—	—	339,721

	$22,561,835	$164	$2,780	$22,564,779

2